Investment Objectives and Goals - MRP SynthEquity ETF	Feb. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MRP SynthEquity ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	MRP SynthEquity ETF (the “Fund”) seeks long-term capital appreciation.